Investments - Gross Unrealized Losses (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014 security	Dec. 31, 2013 security
Fair Market Value
Less Than 12 Months	$ 344,921	$ 350,099
12 Months or More	54,954	44,273
Total	399,875	394,372
Unrealized Losses
Less Than 12 Months	(3,307)	(14,903)
12 Months or More	(1,971)	(3,573)
Total	(5,278)	(18,476)
No. of Positions Held
Less Than 12 Months	34	66
12 Months or More	32	11
Number of securities with gross unrealized loss	66	77
Common stock
Fair Market Value
Less Than 12 Months	1,033
12 Months or More	0
Total	1,033
Unrealized Losses
Less Than 12 Months	(907)
12 Months or More	0
Total	(907)
No. of Positions Held
Less Than 12 Months	1
12 Months or More	0
Preferred stock
Fair Market Value
Less Than 12 Months	0	4,348
12 Months or More	4,828	0
Total	4,828	4,348
Unrealized Losses
Less Than 12 Months	0	(652)
12 Months or More	(175)	0
Total	(175)	(652)
No. of Positions Held
Less Than 12 Months	0	1
12 Months or More	1	0
U.S. Government
Fair Market Value
Less Than 12 Months	166,971
12 Months or More	0
Total	166,971
Unrealized Losses
Less Than 12 Months	(169)
12 Months or More	0
Total	(169)
No. of Positions Held
Less Than 12 Months	2
12 Months or More	0
States and political subdivisions bonds
Fair Market Value
Less Than 12 Months	18,807	32,770
12 Months or More	11,470	2,600
Total	30,277	35,370
Unrealized Losses
Less Than 12 Months	(215)	(2,622)
12 Months or More	(693)	(580)
Total	(908)	(3,202)
No. of Positions Held
Less Than 12 Months	7	18
12 Months or More	11	2
Residential mortgage-backed securities
Fair Market Value
Less Than 12 Months	126,116	176,491
12 Months or More	2,063	0
Total	128,179	176,491
Unrealized Losses
Less Than 12 Months	(1,877)	(7,527)
12 Months or More	(30)	0
Total	(1,907)	(7,527)
No. of Positions Held
Less Than 12 Months	11	6
12 Months or More	3	0
Commercial mortgage-backed securities
Fair Market Value
Less Than 12 Months		8,128
12 Months or More		0
Total		8,128
Unrealized Losses
Less Than 12 Months		(51)
12 Months or More		0
Total		(51)
No. of Positions Held
Less Than 12 Months		2
12 Months or More		0
Foreign Government Debt Securities
Fair Market Value
Less Than 12 Months	6,221
12 Months or More	0
Total	6,221
Unrealized Losses
Less Than 12 Months	(14)
12 Months or More	0
Total	(14)
No. of Positions Held
Less Than 12 Months	1
12 Months or More	0
Corporate bonds
Fair Market Value
Less Than 12 Months	25,773	128,362
12 Months or More	36,593	41,673
Total	62,366	170,035
Unrealized Losses
Less Than 12 Months	(125)	(4,051)
12 Months or More	(1,073)	(2,993)
Total	$ (1,198)	$ (7,044)
No. of Positions Held
Less Than 12 Months	12	39
12 Months or More	17	9